UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           3909 Rush Mendon Road
                               Mendon, NY  14506

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           3909 Rush Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3150

Date of fiscal year end: October 31, 2021

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

Bullfinch Fund, Inc. Unrestricted Series
TICKER: BUNRX
PROXY VOTING RECORD
7/1/2021-6/30/2022

===============================================================================
AAR Corporation
AIR
9/28/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-D:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Adobe Incorporated
ADBE
4/14/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-L:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Amazon.com Inc.
AMZN
5/25/2022
-------------------------------------------------------------------------------
                                                    Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-k:Directors                    Management   Yes    For      For
2:Auditors                        Management   Yes    For      For
3:Advisory Vote-Executive Comp    Management   Yes    For      For
4:Stock Split/Authorized Shares   Management   Yes    For      For
5:Retirement Plan Options         Shareholder  Yes    Against  For
6:Customer Due Diligence Report   Shareholder  Yes    Against  For
7:Alternative Director Candidate Policy     Shareholder  Yes    Against  For
8:Packaging Materials Report      Shareholder  Yes    Against  For
9:Worker Health & Safety Differences        Shareholder  Yes    Against  For
10:Risks Associated With Certain Contract Clauses ShareholderYes Against  For
11:Charitable Contributions       Shareholder  Yes    Against  For
12:Alternative Tax Reporting      Shareholder  Yes    Against  For
13:Freedom of Association Report  Shareholder  Yes    Against  For
14:Lobbying Disclosure Report     Shareholder  Yes    Against  For
15:More Candidates Than Board Seats Shareholder  Yes    Against  For
16:Warehouse Working Conditions Report Shareholder  Yes    Against  For
17:Gender Racial Pay Report       Shareholder  Yes    Against  For
18:Diversity & Equity Audit         Shareholder  Yes    Against  For
19:Facial Recognition Tech Report   Shareholder  Yes    Against  For
===============================================================================

AT&T Inc.
T
5/19/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Improve Exec Comp Program       Shareholder Yes    Against  For
5:Independent Board Chair         Shareholder Yes    Against  For
6:Political Congruency Report     Shareholder Yes    Against  For
7:Civil Rights & Non Discrimination Audit  Shareholder Yes    Against  For
===============================================================================

Bristol-Myers Squibb Co.
BMY
5/3/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:10% Special Meetings Threshold  Shareholder Yes    Against  For
5:Independent Board Chairman      Shareholder Yes    Against  For
===============================================================================

Cisco Systems, Inc.
CSCO
12/13/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-K:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Shareholder Aggregation Limit   Shareholder Yes    Against  For
===============================================================================

Consolidated Water Co. LTD
CWCO
5/23/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-02:Directors                 Management  Yes    For      For
2:Amend Articles of Association A Management  Yes    For      For
3:Amend Articles of Association B Management  Yes    For      For
4:Director Re-designation         Management  Yes    For      For
5:Adopting Amendments             Management  Yes    For      For
6:Advisory Vote-Executive Comp    Management  Yes    For      For
7:Auditors                        Management  Yes    For      For
===============================================================================

Corning Inc.
GLW
4/28/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-O:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
=============================================================================

CVS Health Corporation
CVS
5/11/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-K:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Special Meetings Threshold      Shareholder Yes    Against  For
5:Independent Board Chairman      Shareholder Yes    Against  For
6:Civil Rights & Non Discrimination Audit  Shareholder Yes    Against  For
7:Paid Sick Leave Policy          Shareholder Yes    Against  For
8:Food Business Public Health Costs    Shareholder Yes    Against  For
===============================================================================

Edwards Lifesciences
EW
5/3/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-8:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Share Ownership Meeting Threshold    Shareholder Yes    Against  For
===============================================================================

Expeditors International of Washington
EXPD
5/3/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-9:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Political Spending Disclosure   Shareholder Yes    Against  For
===============================================================================

Arthur J Gallagher & Co.
AJG
5/10/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:2022 Long Term Incentive Plan   Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

General Electric Co.
GE
5/4/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:2022 Long Term Incentive Plan   Management  Yes    For      For
5:Stock Option & Bonus Cessation  Shareholder Yes    Against  For
6:Termination Pay Ratification    Shareholder Yes    Against  For
7:Employee Rep Director           Shareholder Yes    Against  For
===============================================================================

Intel Corp.
INTC
5/12/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:2006 Equity Incentive Plan      Management  Yes    For      For
5:Special Meeting Threshold       Shareholder Yes    Against  For
6:Racism in Company Culture ReportShareholder Yes    Against  For
===============================================================================

Johnson & Johnson
JNJ
4/28/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-N:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2022 Long Term Incentive Plan   Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
5:Mandatory Arbitration           Shareholder Yes    Against  For
6:Civil Rights,Equity,Diversity & Inclusion Audit Shareholder Yes Against For
7:3rd Party Racial Justice Audit   Shareholder Yes    Against  For
8:Gov't Financial Support & Access to Covid 19 Vaccines Shareholder Yes Against For
9:Public Health Costs of Protecting Vaccine Tech Shareholder Yes Against   For
10:Discontinue Talc Baby Powder Sales  Shareholder Yes   Against   For
11:Charitable Donations Disclosure Shareholder Yes  Against   For
12:Lobbying Alignment with Universal Health Coverage Shareholder Yes Against For 13:Legal&Compliance Costs included in Exec. Comp Metrics Shareholder Yes Against For
14:Weigh Workforce Pay & Ownership in CEO Comp Shareholder Yes  Against   For
===============================================================================

Medtronic PLC
MDT
12/09/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Executive Comp-Frequency   Management  Yes    3 Year   Against
5:Long Term Incentive Plan        Management  Yes    For      For
6:Renew Board's Authority to Issue Shares   Management   Yes    For      For
7:Renew Board's Authority to Opt Out of Preemption Rights ManagementYes For For
8:Authorize Overseas Share Purchases        Management   Yes    For      For
===============================================================================

Meridian Bioscience Inc.
VIVO
1/26/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-08:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Meritage Homes Corporation
MTH
5/19/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-6:Directors                   Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Microsoft Corp.
MSFT
11/30/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-L:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Employee Stock Purchase Plan    Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
5:Median Pay Gap Report           Shareholder Yes    Against  For
6:Sexual Harassment Policy EffectivenessShareholderYes    Against  For
7:Facial Recognition Gov't Ban    Shareholder Yes    Against  For
8:Fair Chance Business Pledge     Shareholder Yes    Against  For
9:Lobbying Report                 Shareholder Yes    Against  For
=============================================================================

Oracle Corp.
ORCL
11/10/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-14:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2020 Equity Incentive Plan      Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
5:Racial Equity Audit             Shareholder Yes    Against  For
6:Independent Board Chairman      Shareholder Yes    Against  For
7:Political Spending              Shareholder Yes    Against  For
===============================================================================

Paychex Inc.
PAYX
10/14/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Reliance Steel & Aluminum Co.
RS
5/18/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Proxy Access                    Shareholder Yes    Against  For
===============================================================================

Universal Corporation
UVV
8/3/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-03:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Verizon Communications Inc.
VZ
5/12/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-k:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Charitable Contributions Report Shareholder Yes    Against  For
5:Clawback Policy                 Shareholder Yes    Against  For
6:Annual Equity AwardsRatificationShareholder Yes    Against  For
7:Business Operations in China    Shareholder Yes    Against  For
===============================================================================

Viatris
VTRS
12/10/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-D:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 Year   Against
4:Auditors                        Management  Yes    For      For
===============================================================================

Westinghouse Air Brake Technologies Corp
WAB
5/18/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-03:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Western Digital Corporation
WDC
11/16/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-I:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Long Term Incentive Plan        Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
===============================================================================

Xperi Holding Corporation
XPER
4/29/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:A-H:Directors                   Management  Yes    For      For
2:2020 Equity Incentive Plan           Management  Yes    For      For
3:2020 Employee Stock Purchase Plan   Management   Yes    For     For
4:Advisory Vote-Executive Comp    Management  Yes    For      For
5:Auditors                        Management  Yes    For      For

===============================================================================

Zumiez Inc.
ZUMZ
6/1/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-B:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
===============================================================================

Bullfinch Fund, Inc. Greater Western New York Series
TICKER: BWNYX
PROXY VOTING RECORD
7/1/2021-6/30/2022

===============================================================================
Astronics Corp.
ATRO
5/23/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-08:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
===============================================================================

AT&T Inc.
T
5/19/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Improve Exec Comp Program       Shareholder Yes    Against  For
5:Independent Board Chair         Shareholder Yes    Against  For
6:Political Congruency Report     Shareholder Yes    Against  For
7:Civil Rights & Non Discrimination Audit  Shareholder Yes    Against  For
===============================================================================

Bristol-Myers Squibb Co.
BMY
5/3/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:10% Special Meetings Threshold  Shareholder Yes    Against  For
5:Independent Board Chairman      Shareholder Yes    Against  For
===============================================================================

Columbus McKinnon          Corp.
CMCO
7/19/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-09:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================
Community Bank System, Inc.
CBU
5/18/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2022 Long Term Incentive Plan   Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
===============================================================================

Computer Task Group Inc.
CTG
9/16/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-03:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Employee Stock Purchase Plan    Management  Yes    For      For
===============================================================================

Constellation Brands, Inc.
STZ
7/20/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-13:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Diversity                       Shareholder Yes    Against  For
===============================================================================

Corning Inc.
GLW
4/28/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-O:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================
CVS Health Corporation
CVS
5/11/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-K:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Special Meetings Threshold      Shareholder Yes    Against  For
5:Independent Board Chairman      Shareholder Yes    Against  For
6:Civil Rights & Non Discrimination Audit  Shareholder Yes    Against  For
7:Paid Sick Leave Policy          Shareholder Yes    Against  For
8:Food Business Public Health Costs    Shareholder Yes    Against  For
===============================================================================

General Electric Co.
GE
5/4/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:2022 Long Term Incentive Plan   Management  Yes    For      For
5:Stock Option & Bonus Cessation  Shareholder Yes    Against  For
6:Termination Pay Ratification    Shareholder Yes    Against  For
7:Employee Rep Director           Shareholder Yes    Against  For
===============================================================================

Gibraltar Industries, Inc.
ROCK
5/4/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.A-H:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Stock Plan for NE Directors      Management      Yes    For      For
4:Auditors                        Management  Yes    For      For
===============================================================================

Graham Corp
GHM
7/28/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-03:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Integer Holdings Corporation
ITGR
5/18/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-K:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Johnson & Johnson
JNJ
4/28/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-N:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2022 Long Term Incentive Plan   Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
5:Mandatory Arbitration           Shareholder Yes    Against  For
6:Civil Rights,Equity,Diversity & Inclusion Audit Shareholder Yes Against For
7:3rd Party Racial Justice Audit   Shareholder Yes    Against  For
8:Gov't Financial Support & Access to Covid 19 Vaccines Shareholder Yes Against For
9:Public Health Costs of Protecting Vaccine Tech Shareholder Yes Against   For
10:Discontinue Talc Baby Powder Sales  Shareholder Yes   Against   For
11:Charitable Donations Disclosure Shareholder Yes  Against   For
12:Lobbying Alignment with Universal Health Coverage Shareholder Yes Against For 13:Legal&Compliance Costs included in Exec. Comp Metrics Shareholder Yes Against For
14:Weigh Workforce Pay & Ownership in CEO Comp Shareholder Yes  Against   For
===============================================================================

L3Harris Technologies Inc.
LHX
4/22/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Increase Maximum Board Seats    Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
===============================================================================

Life Storage Inc.
LSI
5/26/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-08:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

M & T Bank Corp.
MTB
4/25/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-Q:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Manning & Napier Inc.
MN
6/22/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-06:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Monro Inc.
MNRO
8/17/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-05:Directors                 Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
5:Recapitalization Plan           Shareholder Yes    Against  For
===============================================================================

Moog Inc. Class A
MOGA
2/8/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
2:Auditors                        Management  Yes    For      For
===============================================================================

National Fuel Gas          Co.
NFG
3/10/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-04:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Northrop Grumman Corp.
NOC
5/18/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-m:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Special Meetings Threshold      Shareholder Yes    Against  For
===============================================================================

Oracle Corp.
ORCL
11/10/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-14:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2020 Equity Incentive Plan      Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
5:Racial Equity Audit             Shareholder Yes    Against  For
6:Independent Board Chairman      Shareholder Yes    Against  For
7:Political Spending              Shareholder Yes    Against  For
===============================================================================

Paychex Inc.
PAYX
10/14/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Servotronics Inc.
SVT
6/10/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-06:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2022 Equity Incentive Plan      Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
===============================================================================

Southwest Airlines Co.
LUV
5/18/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Employee Stock Purchase Plan    Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
5:Removal of Directors Without Cause   Shareholder Yes    Against  For
6:Termination Pay Ratification    Shareholder Yes    Against  For
==============================================================================

Taylor Devices Inc.
TAYD
10/22/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.a-2.a:Directors                 Management  Yes    For      For
3:Auditors                        Management  Yes    For      For

===============================================================================

Ultralife Corporation
ULBI
7/21/2021
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-05:Directors                 Management  Yes    For      For
2:Long Term Incentive Plan        Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Verizon Communications, Inc.
VZ
5/12/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-k:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Charitable Contributions Report Shareholder Yes    Against  For
5:Clawback Policy                 Shareholder Yes    Against  For
6:Annual Equity AwardsRatificationShareholder Yes    Against  For
7:Business Operations in China    Shareholder Yes    Against  For
===============================================================================

Westinghouse Air Brake Technologies Corp
WAB
5/18/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-03:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Xerox Holdings Corporation
XRX
5/19/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-8:Directors                   Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Act By Written Consent          Management  Yes    For      For
5:Special Meeting Rights          Shareholder Yes    Against  For
===============================================================================

                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President
August 22, 2022